Other financial liabilities (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 107,151,600	$ 185,879,251
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	58,731,009	51,065,280
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	48,420,591	134,813,971
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	24,494,870	134,737,116
Bank Borrowings [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	24,494,870
Bank Borrowings [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	18,003,886	31,343,202
Bank Borrowings [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,490,984	$ 103,393,914
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 53,401	$ 56,156
Short Term Borowings, Type of Amortization	Monthly	Monthly
Borrowings, interest rate	3.39%	3.39%
Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 38,650,859	$ 30,871,086
Bonds Payable [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	10,290,820	13,774,240
Bonds Payable [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	28,360,039	17,096,846
Bonds Payable One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,050,838,488	134,737,116
Bonds Payable Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 30,871,086
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 7,812	$ 104,722
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate	3.39%	5.65%
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,373
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 5,439
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 100,964	$ 8,364
Short Term Borowings, Type of Amortization	Monthly	Monthly
Borrowings, interest rate	5.65%	3.39%
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,645
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 6,719
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member]
IfrsStatementLineItems [Line Items]
Short Term Borowings, Type of Amortization	Monthly
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 11,609	$ 13,209
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate	5.65%	5.65%
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,845	$ 2,622
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 8,764	$ 10,587
Bank Borrowings Two [Member] | Bank Borrowings [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,920,876-3
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,006,000-6
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 15,062
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.96%
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 40,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.34%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,920,876-3
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,006,000-6
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 37,209
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.96%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D And D Sp A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 13,506
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D And D Sp A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 23,703
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 90,000,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	7.17%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,004,000-5
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 2,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.70%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,337,371-1
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,018,000-1
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 1,010,488
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		3.20%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Bebidas Ccupepsico Spa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,010,488
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Bebidas Ccupepsico Spa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Four [Member] | Bank Borrowings [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,920,876-3
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,006,000-6
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 7,054
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	3.50%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | D And D Sp A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 7,054
Bank Borrowings Four [Member] | Bank Borrowings [Member] | D And D Sp A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 30,000,000	$ 27,442,208
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.34%	8.34%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 26,710,141
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 732,067
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 6,710,993
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.60%
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Lending party Tax ID		97,018,000-1
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,541,550	$ 96,199,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	7.17%	5.70%
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,541,550	$ 96,199,000
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 2,000,000	$ 2,998,735
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.70%	3.95%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 549,050
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.34%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 549,050
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		91,041,000-8
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		USD
Other current financial liabilities		$ 2,582,301
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		5.16%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,582,301
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 2,000,000	$ 3,299,391
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	8.58%	3.45%
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	91,041,000-8
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 1,363
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	9.60%
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,363
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,000,000	$ 79,750
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.04%	8.70%
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 79,750
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	91,041,000-8
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	76,645,030-K
Borrowings, Creditor Country	Chile
Borrowings, original currency	USD
Other current financial liabilities	$ 16,700,666
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	5.88%
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 16,700,666
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 6,726,334	$ 2,006,310
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.60%	1.60%
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,006,310
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 4,217,816
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 79,750	$ 1,003,333
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.70%	1.60%
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 79,750	$ 0
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0	$ 1,003,333
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 5,967,737
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.00%
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 8,469,757
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,018,000-1	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 2,994,217	$ 218,128
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	3.95%	8.60%
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 218,128
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 34,320
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.58%
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 34,320
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 982,400
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.50%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,018,000-1	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,651,019	$ 22,881
Short Term Borowings, Type of Amortization	Semiannual	At maturity
Borrowings, interest rate	3.45%	3.95%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 22,881
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 16,750
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.04%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 16,750
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 213,582	$ 1,662,154
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	8.60%	3.45%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 213,582
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0	$ 1,662,154
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 58,367
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.00%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 58,367
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		99,586,280-8
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 604,555
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.66%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 604,555
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 1,296,776
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.50%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,018,000-1
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 32,080
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	3.95%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 32,080
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 2,999
Short Term Borowings, Type of Amortization		Daily
Borrowings, interest rate		0.00%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,999
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 4,187,509
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,018,000-1
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 1,656,358
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	3.45%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa One [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa One [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,656,358
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 8,400,143
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Saenz Briones Cia Saic [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 9,622
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		46.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Saenz Briones Cia Saic [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 9,622
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Saenz Briones Cia Saic [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	99,586,280-8
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 604,555
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.66%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 604,555
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Compania Pisquera De Chile S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Borrowings, Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 1,681,008	$ 14,806
Short Term Borowings, Type of Amortization	Semiannual	Quarterly
Borrowings, interest rate	5.50%	5.00%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 14,806
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	Euros
Other current financial liabilities	$ 177,940
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	19.80%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 177,940
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 62,115
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 62,115
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 23,144
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	105.00%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 23,144
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 600
Short Term Borowings, Type of Amortization		Semiannua
Borrowings, interest rate		5.50%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 600
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 31,389
Short Term Borowings, Type of Amortization	Daily
Borrowings, interest rate	130.00%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 31,389
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 250,390
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.30%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 4,453
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 245,937
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	USD
Other current financial liabilities	$ 271
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	105.00%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 271
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 500,781
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.30%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 8,907
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 491,874
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Borrowings, Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 19,383	$ 522,017
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.50%	5.30%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 19,383	$ 5,550
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0	$ 516,467
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Borrowings, Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 570,837	$ 521,105
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.50%	5.30%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,734	$ 4,638
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 567,103	$ 516,467
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 573,692
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.50%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,589
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 567,103
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 171,097
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 36,016
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 135,081
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 300,371
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 20,366
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 280,005
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 500,022
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.50%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 19,734
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 480,288
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 293,710
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.95%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,857
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 289,853
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 280,939
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.95%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,689
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 277,250
Bono Series J Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 110,476,569	$ 105,442,193
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.90%	2.90%
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF
Other current financial liabilities	$ 1,240,926	$ 1,184,325
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.90%	2.90%
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,237,075	$ 1,180,641
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,851	$ 3,684
Bono Series L Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 69,403,986	$ 92,871,937
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 27,856,762	$ 13,470,692
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 42,917	$ 50,640
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 27,813,845	$ 13,420,052
Bono Series M Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 75,029,099	$ 71,864,107
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.60%	1.60%
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 357,509	$ 341,705
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.60%	1.60%
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 65,763	$ 62,890
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 291,746	$ 278,815
Bono Series International Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 520,409,088	$ 506,983,975
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 7,053,155	$ 6,882,197
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 7,053,155	$ 6,882,197
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0	$ 0
Bono Series P Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 73,792,994	$ 70,444,041
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 741,009	$ 705,938
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 720,004	$ 705,938
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 21,005	$ 0
Bono Series R Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 146,434,024	$ 139,714,703
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.70%	2.70%
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 1,110,156	$ 1,059,348
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.70%	2.70%
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,110,156	$ 1,059,348
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0	$ 0
Bono Series D Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	91,041,000-8	91,041,000-8
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 55,292,728	$ 53,010,534
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.00%	1.00%
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	91,041,000-8	91,041,000-8
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 291,342	$ 278,834
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.00%	1.00%
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 61,750	$ 59,128
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 229,592	$ 219,706
Bono Series H Bonds Payable [Member] | Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 41,351,438
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		4.25%
Bono Series H Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 6,948,047
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		4.25%
Bono Series H Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 3,773,458
Bono Series H Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 3,174,589